Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) Multiple	Mar. 31, 2018 USD ($)
Other Investments [Member]
Disclosure Of Financial Instruments [Line Items]
Risk adjusted discount rate, Significant unobservable inputs	17.00%	17.00%
Receivable from Related Party [Member]
Disclosure Of Financial Instruments [Line Items]
Risk free rate, Significant unobservable inputs	2.50%	2.50%
Volatility, Significant unobservable inputs	35.60%	35.60%
Equity value, Significant unobservable inputs | $	$ 72,720	$ 72,720
Right to Receive Equity Stake in Travel Entity [Member]
Disclosure Of Financial Instruments [Line Items]
Revenue multiple | Multiple	4.89
Bottom of range [Member] | Other Investments [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs	20.00%	15.00%
Forecast EBITDA margin, Significant unobservable inputs	(12.00%)	31.00%
Top of range [Member] | Other Investments [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs	50.00%	137.00%
Forecast EBITDA margin, Significant unobservable inputs	25.00%	17.00%